Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (2,247)	£ (2,175)	£ (2,061)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(1,929)	(1,878)	(1,769)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(318)	(297)	(292)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(550)	(540)	(521)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(271)	(249)	(223)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	0	0	(61)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(493)	(469)	(420)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(769)	(731)	(658)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(151)	(173)	(166)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (13)	£ (13)	£ (12)